Research and development expenses	12 Months Ended
Dec. 31, 2023
Research and development expenses
Research and development expenses

7.Research and development expenses

The following table shows the different types of expenses allocated to research and development costs for the years ended December 31:

	2023	2022	2021
Third-party services	64,640	61,943	54,810
Personnel expenses	24,485	29,023	20,532
Legal, consulting and patent expenses	1,357	1,177	1,301
Cost of materials	1,349	2,138	2,152
Amortization and depreciation	1,109	2,639	1,057
Other expenses	2,018	1,894	1,636
	94,958	98,814	81,488

Amortization and depreciation in 2022 included an impairment of €1.5 million in respect of a technology license (see Note 14).